Risk/Return Detail Data - FidelityNASDAQCompositeIndexFund-PRO	May 31, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Concord Street Trust
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Nasdaq Composite Index® FundJanuary 29, 2024Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelityNASDAQCompositeIndexFund-PRO | Fidelity Nasdaq Composite Index Fund | Fidelity Nasdaq Composite Index Fund
Risk/Return:
Management fee	0.29%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.29%
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.